Subsequent Events (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 24, 2015	Jun. 30, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 1,205
Lincoln Park Capital Fund Llc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 10,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	9.99%
Limited Liability Company Description For Purchase Shares Level	direct Lincoln Park, at its sole discretion and subject to certain conditions, to purchase up to 100,000 shares of common stock on any business day, provided that at least one business day has passed since the most recent purchase, increasing to up to 200,000 shares depending upon the closing sale price of the common stock
Limited Liability Company Description For Regular Purchase	Regular Purchase be more than $500,000.
Stock Issued During Period, Shares, Other	250,000